4. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Option Plan And Stock-Based Compensation Details 1
Outstanding Beginning	5,741,400	7,708,400	1,578,400
Granted, Shares	1,777,000	708,000	6,130,000
Exercised, Shares	(84,016)	(13,104)	0
Options forfeited/cancelled, Shares	(707,234)	(2,661,896)	0
Outstanding End	6,727,150	5,741,400	7,708,400
Outstanding Beginning, Exercise Price Per Share, Minimum	$ 0.10	$ 0.10	$ 0.10
Outstanding Beginning, Exercise Price Per Share, Maximum	$ 1.85	$ 1.85	$ 1.85
Granted, Exercise Price Per Share, Minimum	0.37	0.42	0.10
Granted, Exercise Price Per Share, Maximum	1.21	1.00	0.50
Exercised, Exercise Price Per Share, Minimum	$ 0.10	$ 0.5	$ 0
Exercised, Exercise Price Per Share, Maximum	$ 0.57	$ 0.5	$ 0
Options forfeited/cancelled, Exercise Price Per Share, Minimum	$ 0.57	$ 0.42	$ 0
Options forfeited/cancelled, Exercise Price Per Share, Maximum	$ 1.21	$ 1.00	$ 0
Outstanding End, Exercise Price Per Share, Minimum	$ 0.10	$ 0.10	$ 0.10
Outstanding End, Exercise Price Per Share, Maximum	$ 1.85	$ 1.85	$ 1.85
Outstanding Beginning, Weighted Average Exercise Price	$ 0.4	$ 0.42	$ 0.19
Granted, Weighted Average Exercise Price	$ 0.94	$ 0.68	$ 0.48
Exercised, Weighted Average Exercise Price	$ 0.54	$ 0.5	$ 0
Options forfeited/cancelled, Weighted Average Exercise Price	$ 0.99	$ 0.52	$ 0
Outstanding End, Weighted Average Exercise Price	$ 0.48	$ 0.4	$ 0.42